Debt - Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Roll Forward]
Amortization of debt discount, debt issuance cost		$ 224	$ 237	$ 1,212
Change in fair value of derivative instruments		(52)	(2,778)	39,083
Embedded conversion option, ending balance	$ 13,600
Senior Notes
Debt Instrument [Roll Forward]
Embedded conversion option, beginning balance		16,736	23,737
Convertible notes, beginning balance		31,850	32,200
Discount, beginning balance		(4,612)	(6,525)
Debt issuance costs, net beginning balance		(273)	(426)
Total, beginning balance		43,701	48,986
Amortization of debt discount, discount		2,047	1,913
Amortization of debt discount, debt issuance cost		148	153
Amortization of debt discount and debt issuance costs		2,195	2,066
Change in fair value of derivative instruments		(3,185)	(7,001)
Conversion			0
2033 Senior Notes, conversion			(350)
Discount, conversion			0
Conversion of debt issuance cost			0
Conversion total			(350)
Embedded conversion option, conversion		(13,551)
Embedded conversion option, ending balance		0	16,736	23,737
Convertible notes, ending balance		31,850	31,850	32,200
Discount, ending balance		(2,565)	(4,612)	(6,525)
Debt issuance costs, net ending balance		(125)	(273)	(426)
Total, ending balance		$ 29,160	$ 43,701	$ 48,986